Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2011	Mar. 31, 2011
COMMON STOCK
Common Stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	75,000,000	75,000,000
Common stock, Issued	5,000,000	5,000,000